Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity awards during the first quarter of our fiscal year, although timing may change from year to year. Our Compensation and Human Resources Committee may also make grants mid-year from time to time for new hires, new promotions, or based on other business needs, in its discretion. The Committee does not take material nonpublic information into account when determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

Award Timing Method
We generally grant annual equity awards during the first quarter of our fiscal year, although timing may change from year to year. Our Compensation and Human Resources Committee may also make grants mid-year from time to time for new hires, new promotions, or based on other business needs, in its discretion. The Committee does not take material nonpublic information into account when determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false